Subsequent Events (Details) - USD ($)	1 Months Ended	3 Months Ended
	Nov. 13, 2017	Sep. 30, 2017	Nov. 02, 2017	Oct. 31, 2017	Oct. 12, 2017	Oct. 06, 2017
Accounting Policies [Abstract]
Shares of Common Stock Issued	103,389,474
Common Stock issued for debt conversions	52,000,000
Common Stock Issued for Services Rendered	6,389,474
Common Stock Issued for Legal Settlement	45,000,000
Common Stock Issued for Meadows Settlement						45,000,000
Issued Immediately						20,000,000
Issued upon increase of authorized						25,000,000
Stock Price Limit to re-sell shares	$ 0.06	$ 0.06
GHS Note Term	9 months
GHS note interest	$ 0.10
Stock Warrants Returned						$ 55,096,825
Ms Rayburn Stock Warrants Returned						10,000,000
Common Stock Authorized Increase				4,000,000,000
GHS Investments to purchase in stock					$ 12,000,000
Period of financing agreement	24 months	24 months
Discount off market price					20.00%
Secured Convertible Promissory Note			$ 250,000		$ 250,000
Term of Promissory Note	9 months	9 months
Interest Rate					10.00%